Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 27, 2018
Registrant Name	dei_EntityRegistrantName	Walthausen Funds
Central Index Key	dei_EntityCentralIndexKey	0001418191
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wficx
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Walthausen Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Walthausen Small Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small capitalization companies that the Advisor believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowing for investment purposes in common stocks of small capitalization companies, as defined above. The Fund emphasizes a “value” investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns and performance below are for the Investor Class shares. Because the Investor Class has higher expenses than the Institutional Class, its performance typically would have been lower than that of the Institutional Class. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-925-8428
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.walthausenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	42.39%
Annual Return 2010	rr_AnnualReturn2010	41.87%
Annual Return 2011	rr_AnnualReturn2011	(5.94%)
Annual Return 2012	rr_AnnualReturn2012	32.12%
Annual Return 2013	rr_AnnualReturn2013	35.23%
Annual Return 2014	rr_AnnualReturn2014	3.82%
Annual Return 2015	rr_AnnualReturn2015	(12.66%)
Annual Return 2016	rr_AnnualReturn2016	30.99%
Annual Return 2017	rr_AnnualReturn2017	10.58%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of September 30, 2018 was 2.41% for the Investor Class. Best Quarter (September 30, 2009) +29.66% Worst Quarter (September 30, 2011) -21.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.59%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Walthausen Small Cap Value Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.22%	[2]
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	398
Five Years	rr_ExpenseExampleYear05	692
Ten Years	rr_ExpenseExampleYear10	$ 1,530
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Walthausen Small Cap Value Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%	[2]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	375
Five Years	rr_ExpenseExampleYear05	670
Ten Years	rr_ExpenseExampleYear10	$ 1,509
Walthausen Small Cap Value Fund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Walthausen Small Cap Value Fund | After Taxes on Distributions and Sales | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	9.26%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Walthausen Small Cap Value Fund | Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	13.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008

[1]	The Advisor has contractually agreed to waive Services Agreement fees and Management Fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares and Investor Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% and 1.21% respectively, of its average daily net assets through May 31, 2020. The Advisor may not terminate the fee waiver before May 31, 2020. The Trustees may terminate the expense waiver upon notice to the Advisor.
[2]	The Total Annual Fund Operating Expenses before and after fee waivers in this fee table will not correlate to the expense ratios in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, Total Annual Fund Operating Expenses After Fee Waivers would be 0.98% for the Institutional Class Shares and 1.21% for the Investor Class Shares.